Other reserves - Schedule of Merger Reserve (Details) - GBP (£) £ in Millions	12 Months Ended
	Dec. 31, 2023	Dec. 31, 2022		Dec. 31, 2021		Dec. 31, 2020
Merger reserve
Other reserves	£ 8,508	£ 6,587	[1]	£ 11,177	[1]
As previously reported £m
Merger reserve
Other reserves				11,189
Other reserves
Merger reserve
Merger reserve	7,149	7,149		7,149
Capital redemption reserve	5,370	4,932		4,479
Cash flow hedging reserve	(3,766)	(5,476)		(457)
Foreign currency translation reserve	(178)	(125)		(198)
Other reserves | Debt securities
Merger reserve
Reserve of gains and losses on financial assets measured at fair value through other comprehensive income	(67)	50		207
Other reserves | Other equity securities
Merger reserve
Reserve of gains and losses on financial assets measured at fair value through other comprehensive income	0	57		9
Hedges of net investment in foreign operations
Merger reserve
Merger reserve	7,149	7,149		7,149		£ 7,763
Redemption of preference shares (note 42)	£ 0	£ 0		£ (614)

[1]	1 Restated for presentational changes and for the adoption of IFRS 17; see notes 1 and 54.